Stock-Based Awards (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Summary of Assumptions Used to Determine Grant-Date Fair Value of Options Granted

The assumptions that the Company used to determine the grant-date fair value of options granted were as follows:

	Nine Months Ended September 30,
	2020	2019
Expected volatility	75%	74%
Risk-free interest rate	0.31% —1.67%	1.46% —2.50%
Expected term (in years)	6	6
Expected dividend yield	—	—

The assumptions that the Company used to determine the grant date fair value of options granted were as follows:

Year ended December 31, 2019
Expected volatility	74%
Risk-free interest rate	1.46% — 2.50%
Expected term (in years)	6
Expected dividend yield	—

Summary of Stock Option Activity and Related Information

A summary of the Company’s stock option activity and related information for the nine months ended September 30, 2020 is as follows:

(in thousands, except share and per share data)	Options	Weighted Average Exercise Price	Weighted Average Remaining Life (in years)	Aggregate Intrinsic Value
Outstanding as of January 1, 2020	311,303	$0.93	9.5	$30
Granted	6,167,369	6.94
Exercised	(30,409)	0.82		589
Canceled	(110,484)	1.04

Outstanding as of September 30, 2020	6,337,779	$6.78	9.7	$84,984

Options exercisable as of September 30, 2020	82,768	$0.97	8.9	$1,591
Options vested or expected to vest as of September 30, 2020	6,337,779	$6.78	9.7	$84,984

The following table summarizes the option activity under the 2018 Plan for the periods presented:

(in thousands, except share and per share data)	Options	Weighted average exercise price	Weighted average remaining life (in years)	Aggregate intrinsic value
Outstanding January 1, 2019	—	$—	—	$—
Granted	314,317	0.93
Exercised	—	—
Canceled	(3,014)	0.73

Outstanding December 31, 2019	311,303	$0.93	9.5	$30

Options exercisable—December 31, 2019	—	$—	—	$—
Options vested or expected to vest—December 31, 2019	311,303	$0.93	9.5	$30

Summary of Restricted Common Stock Award Activity

The following table summarizes the Company’s restricted common stock award activity for the nine months ended September 30, 2020:

Number of Restricted Shares
Issued and unvested as of January 1, 2020	652,482
Vested	(211,614)

Issued and unvested as of September 30, 2020	440,868

The following table summarizes the Company’s restricted common stock award activity for the year ended December 31, 2019:

Number of restricted shares
Issued and unvested as of January 1, 2019	1,141,736
Vested	(476,131)
Forfeited	(13,123)

Issued and unvested as of December 31, 2019	652,482

Summary of Stock-based Compensation Expense

The Company recorded stock-based compensation expense in the following expense categories of its statements of operations:

	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands)	2020	2019	2020	2019
Research and development	$929	$3	$984	$4
General and administrative	1,306	4	1,392	8

Total	$2,235	$7	$2,376	$12

The Company recorded stock-based compensation expense in the following expense categories of its statements of operations:

(in thousands)	Year ended December 31,
	2018	2019

Research and development	$—	$13
General and administrative	1	13

Total	$1	$26

Summary of RSU Activity

A summary of the Company’s RSU activity and related information for the 2020 Plan for the nine months ended September 30, 2020 is as follows:

	Number of Shares Underlying RSUs	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2020	—	$—
Granted	375,137	23.90
Vested	—	—
Forfeited	—	—

Unvested as of September 30, 2020	375,137	$23.90